Related Party Transactions - Summary of Loans to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Balance, beginning of year	$ 2,433	$ 38,490
Other reductions	(236)
Repayments	(1,773)	(36,057)
Balance, end of year	$ 424	$ 2,433